7. Prepaid Expenses and Other Current Assets (Details) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance		$ 440,000	$ 587,000
Prepaid rebates		270,000	0
Tax prepaid to Mexican tax authorities		215,000	0
Other prepaid expenses and other current assets		622,000	29,000
Total prepaid expenses and other current assets	$ 1,464,000	$ 1,547,000	$ 616,000